Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	345,794,368	168,693,323	93,099,596
Common stock, shares outstanding	345,794,368	168,693,323	93,099,596
Class A Common Stock | Previously Reported
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		750,000,000
Common stock, shares issued		168,693,323
Common stock, shares outstanding		168,693,323
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	64,000,588		64,000,588
Common stock, shares outstanding	64,000,588		64,000,588
Class B Common Stock | Previously Reported
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		75,000,000
Common stock, shares issued
Common stock, shares outstanding